COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2024	Mar. 05, 2024	Apr. 30, 2024	Feb. 01, 2025	Jan. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term			3 years
Payment for lease		$ 100,000
Lease term			13 months
Rent expense						$ 65,535	$ 68,409
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional lease amount					$ 158,943
Lease Agreement [Member] | During March Two Thousand Twenty Four [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments					100,000
Lease Agreement [Member] | Beginning May One Two Thousand Twenty Four And Ending On February One Two Thousand Twenty Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments					$ 6,000
LongTerm Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	3 years
Lease payment base rent January 1, 2026			$ 3,600
Lease payment base rent January 1, 2027			3,700
Lease payment base rent January 1, 2028			3,800
Lease payment base rent January 1, 2028 there after			$ 3,900
LongTerm Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for lease				$ 6,000